Financial Instruments and hedging activities (Tables)	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Fair Value of Interest Rate Swaps
Information regarding our interest rate swaps at December 31, 2016 and 2015 whereby we receive floating rate of interest and pay a fixed rate of interest is as follows:

				Notional debt amount (millions)
	Currency	Floating rate	Fixed rate	December 31, 2016	December 31, 2015
Interest rate swap 1	EUR	EURIBOR 3M	1.671%	€129.7	€178.3
Interest rate swap 2	EUR	EURIBOR 3M	1.880%	€61.4	€10.0
Interest rate swap 3	USD	US-LIBOR 3M	1.627%	$225.0	$225.0
Interest rate swap 4	EUR	EURIBOR 3M	0.665%	€1.5	€1.5

Information regarding our interest rate swaps at December 31, 2016 and 2015 whereby we pay a floating rate of interest and receive a fixed rate of interest is as follows:

				Notional debt amount (millions)
	Currency	Floating rate	Fixed rate	December 31, 2016	December 31, 2015
Interest rate swap 5	USD	US-LIBOR 3M	0.752%	$170.0	$—
Interest rate swap 6	EUR	EURIBOR 3M	0.049%	€145.0	€—

Schedule of Derivative Instrument Split Between Short Term and Long Term
A split between the current and non-current liability is provided below:

(in US$ millions)	2016	2015
Interest rate swaps – current	(5.3)	(5.1)
Interest rate swaps – non-current	(3.3)	(5.8)
Total interest rate swap liability	(8.6)	(10.9)

A split between the current and non-current asset is provided below:

(in US$ millions)	2016	2015
Interest rate swap - assets current	0.1	—
Interest rate swap - assets non-current	—	—
Total interest rate swap asset	0.1	—

Details Regarding Foreign Currency Forward Exchange Contracts
Details regarding our forward foreign exchange contracts is provided below:

	2016
(in millions)	Currency	Notional amounts	US$ Receiving rates	Maturity range
Forward foreign exchange rate contracts	EUR	73.4	1.28430-1.31700	2017-2020
Forward foreign exchange rate contracts	EUR	37.6	1.3374	2017-2019
Forward foreign exchange rate contracts	EUR	30.0	1.34135	2017-2019
	EUR	141.0

(in millions)	Currency	Notional amounts	MYR non-deliverable rates	Maturity range
Forward foreign exchange rate contracts	USD	26.8	3.9910-4.3340	2017-2020

	2015
(in millions)	Currency	Notional amounts	US$ Receiving rates	Maturity range
Forward foreign exchange rate contracts	EUR	61.2	1.3548	2016-2019
Forward foreign exchange rate contracts	EUR	51.4	1.3374	2016-2019
Forward foreign exchange rate contracts	EUR	42.0	1.3414	2016-2019
	EUR	154.6

Summary of Split Between Short-Term and Long-Term Asset
A split between the current and non-current asset is provided below:

(in US$ millions)	2016	2015
Forward foreign exchange rate contracts – current asset	11.3	11.0
Forward foreign exchange rate contracts – non-current asset	19.2	22.9
Total forward foreign exchange rate contract asset	30.5	33.9

A split between the current and non-current liability is provided below:

(in US$ millions)	2016	2015
Forward foreign exchange rate contracts – current liability	1.1	—
Forward foreign exchange rate contracts – non-current liability	2.1	—
Total forward foreign exchange rate contract liability	3.2	—